Summary of significant accounting policies - Certain risks and concentrations (Details) - Institution	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable
Concentration Risk [Line Items]
Number of institutional cooperators	3	1
Loan facilitated	10.00%	10.00%
Accounts Receivable | Customer Concentration Risk | Institutional Cooperator A
Concentration Risk [Line Items]
Concentration, risk percentage	12.20%	14.00%
Accounts Receivable | Customer Concentration Risk | Institutional Cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage	14.10%
Accounts Receivable | Customer Concentration Risk | Institutional Cooperator D
Concentration Risk [Line Items]
Concentration, risk percentage	10.80%
Total loans
Concentration Risk [Line Items]
Number of institutional cooperators	2	2
Loan facilitated	10.00%	10.00%
Total loans | Customer Concentration Risk | Institutional Cooperator A
Concentration Risk [Line Items]
Concentration, risk percentage	25.20%	21.50%
Total loans | Customer Concentration Risk | Institutional Cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage		10.30%
Total loans | Customer Concentration Risk | Institutional Cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage	10.20%
Deposits
Concentration Risk [Line Items]
Number of institutional cooperators	1	2
Loan facilitated	10.00%	10.00%
Deposits | Customer Concentration Risk | Institutional Cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage		10.80%
Deposits | Customer Concentration Risk | Institutional Cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage	15.10%
Deposits | Customer Concentration Risk | Institutional Cooperator E
Concentration Risk [Line Items]
Concentration, risk percentage		11.90%